Champion IIB
Registration No. 333-95959                                                              January 18, 2001

                                        SECURITIES AND EXCHANGE COMMISSION
                                              Washington, D.C. 20549

                                          Post-Effective Amendment No. 2
                                                        to
                                                     FORM S-6

                                 FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
                                      OF SECURITIES OF UNIT INVESTMENT TRUSTS
                                             REGISTERED ON FORM N-8B-2

A.       Exact name of trust:
         American Skandia Life Assurance Corporation Separate Account F

B.       Name of depositor:
         American Skandia Life Assurance Corporation

C.       Complete address of depositor's principal executive offices:
         One Corporate Drive, Shelton, CT 06484

D.       Name and complete address of agent for service:
         Scott K. Richardson, Esq.
         American Skandia Life Assurance Corporation
         One Corporate Drive
         Shelton, CT  06484

         It is proposed that this filing will become effective (check appropriate box)
         [  ]  immediately upon filing pursuant to paragraph (b)
         [X]  on  January 22, 2001   pursuant to paragraph (b)
                 -------------------
         [  ]  60 days after filing pursuant to paragraph (a)(1)
         [  ]  on                  pursuant to paragraph (a)(1) of rule (485)
                  ----------------
         [  ]  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

E.       Title and amount of securities being registered:
         Flexible Premium Variable Life Insurance.
         The Registrant elects to register an indefinite number of securities by this registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940.

F.       Proposed maximum aggregate offering price to the public of the securities being registered:

G.       Amount of filing fee:
         None

H.       Approximate date of proposed public offering
         As soon as practicable after the effective date of this Registration Statement.

[  ]  Check box if it is proposed that this filing will become effective on ______________ at ____________
pursuant to Rule 487.

                                                                NOTE

Registrant is filing this Post-Effective Amendment to Registration Statement No. 333-95959 for the purpose of including in the
Registration Statement a Prospectus Supplement which adds new variable sub-accounts to the variable life policy described in the registration statement and amends certain other disclosure in the registration statement.  Other than as set forth herein, the
Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

Horizon

ASTr/FPVLI/FOCUS/HORIZON-SUPP. (01/22/2001)                                                                                   VLI
                                                                                                                       VLISUP012201
                                             Supplement to Prospectus Dated May 1, 2000
                                                 Supplement dated January 22, 2001

This  Supplement  should be retained with the current  Prospectus  for your  variable  life policy  issued by American  Skandia Life
Assurance  Corporation  ("American  Skandia").  If you do not  have  a  current  prospectus,  please  contact  American  Skandia  at
1-800-SKANDIA.

                                             I. ADDITIONAL VARIABLE INVESTMENT OPTIONS

The underlying Portfolios shown below are being offered as Sub-accounts under your Policy.
----------------------------------------------------------------------------------------------------------------------------------------
                                           Underlying Mutual Fund Portfolio Annual Expenses
                               (as a percentage of the average net assets of the underlying Portfolios)
----------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
                                                    Management     Other         12b-1 Fees    Total Annual   Fee          Net
                                                       Fees         Expenses                    Portfolio    Waivers       Annual
              UNDERLYING PORTFOLIO                                                              Operating    and           Fund
                                                                                                 Expenses    Expense       Operating
                                                                                                             Reimburse-mentExpenses

------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------
ProFund VP:
  Europe 30                                            0.75%         1.39%           0.25%         2.39%         0.61%        1.78%
  UltraSmall-Cap                                       0.75%         1.53%           0.25%         2.53%         0.83%        1.70%
  UltraOTC                                             0.75%         0.97%           0.25%         1.97%         0.32%        1.65%
  OTC                                                  0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bear                                                 0.75%         0.95%           0.25%         1.95%          N/A         1.95%
  Bull Plus                                            0.75%         0.95%           0.25%         1.95%          N/A         1.95%
------------------------------------------------- --------------- ------------- -------------- ------------- ------------ -------------

The following is being added to the section entitled "Variable Investment Options?"

VARIABLE INVESTMENT OPTIONS

WHAT ARE THE INVESTMENT OBJECTIVES AND POLICIES OF THE PORTFOLIOS?

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------
Investments in securities of foreign issuers may involve risks that are not present with domestic investments.  Some of these risks may be fluctuations in currency exchange rates, less liquid and more volatile securities markets, unstable political and economic structures, reduced availability of public information and lack of uniform financial reporting and regulatory practices compared to those that apply to U.S. issuers.
--------------------------------------------------------------------------------------------------------------------------------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Europe 30:  seeks daily investment results that correspond to the performance of the ProFunds Europe Index.  The ProFunds Europe Index ("PEI") is a combined measure of
  INTER-NATIONAL    European stock performance created by the investment advisor from the leading stock indexes of
      EQUITY        Europe's three largest economies giving equal weight to each index each day.  The PEI averages the daily results of The Financial Times Stock Exchange 100, The Deutsche Aktienindex and the
                    CAC-40.  The Portfolio principally invests in futures contracts on stock indexes and options      ProFund Advisors LLC
                    on futures contracts and financial instruments such as equity caps, collars, floors and options on securities and stock indexes of large capitalization, widely traded, European stocks.  The Portfolio invests in financial instruments with values that reflect the performance of stocks of European companies.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                        INVESTMENT OBJECTIVES/POLICIES                                          ADVISOR/
       TYPE                                                                                                               SUB-ADVISOR
------------------- ------------------------------------------------------------------------------------------------ -----------------------
--------------------------------------------------------------------------------------------------------------------------------------------

The ProFund VP UltraOTC, UltraSmall-Cap,  OTC, Bear and Bull Plus portfolios are available to all Owners. It is recommended that only those
Owners who engage a financial  advisor to allocate  their  funds in  strategic  or tactical  asset  allocation  strategies  invest in these portfolios.  There can be no assurance that any financial advisor will successfully predict market fluctuations.

The Portfolios  principally  invest in futures  contracts on the applicable index,  options on futures contracts and financial  instruments such as equity caps, collars and floors,  swaps,  American  Depository Receipts and options on the index. The Portfolios may also invest in stocks that the Advisor believes should simulate the movement of the applicable index..
--------------------------------------------------------------------------------------------------------------------------------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraOTC:  seeks daily  investment  results  that  correspond  to twice  (200%) the performance of the NASDAQ 100 Index(TM).  The Portfolio  principally  invests in futures contracts on stock  indexes and options on futures  contracts and  financial  instruments  such as equity
                    caps,  collars,  floors and options on  securities  and stock  indexes of large  capitalization   ProFund Advisors LLC
                    companies.   If  the  Portfolio  is  successful  in  meeting  its  objective,  it  should  gain approximately  twice as much as the growth  oriented  NASDAQ 100 Index(TM)when the prices of the securities in that index rise on a given day and should lose  approximately  twice as much when such prices decline on that day.

   STRATEGIC OR
     TACTICAL
   ALLOCA-TION

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP  UltraSmall-Cap  (f/k/a ProFund VP Small Cap): seeks daily  investment  results that correspond  to  twice  (200%)  the  performance  of the  Russell  2000(R)Index.  The  Portfolio
                    principally  invests in futures contracts on stock indexes and options on futures contracts and   ProFund Advisors LLC
                    financial instruments such as equity caps, collars,  floors and options on securities and stock indexes of  diverse,  widely  traded,  small  capitalization  companies.  If the  Portfolio  is successful in meeting its objective,  it should gain approximately  twice as much as the growth oriented  Russell  2000(R)Index when the prices of the  securities in that index rise on a given day and should lose approximately twice as much when such prices decline on that day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP OTC:  seeks daily  investment  results that  correspond  to the  performance  of the
                    NASDAQ  100  Index(TM).  The  NASDAQ 100 Index(TM)is  comprised  primarily  of large  capitalization   ProFund Advisors LLC
                    companies,  most with a technology  or growth  orientation.  If the  Portfolio is successful in meeting its  objective,  it should  increase or decrease in value in direct  proportion  to any increase or decrease in value of the NASDAQ 100 Index(TM).
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bear:  seeks daily investment  results that correspond to the inverse  (opposite) of the  performance  of the S&P 500(R)Index.  The S&P 500(R)Index is  comprised  of diverse,  widely traded,  large  capitalization  companies.  If the  Portfolio  is  successful  in  meeting  its
                    objective,  it should  increase in value in direct  proportion  to any decrease in the level of   ProFund Advisors LLC
                    the S&P 500(R)Index.  Conversely,  its value will decrease in direct  proportion to any increase in the level of the S&P 500(R)Index.
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ------------------------------------------------------------------------------------------------ -----------------------
                    ProFund VP Bull Plus:  seeks daily  investment  results that correspond to one and a half times
                    (150%) the  performance  of the S&P(R)500 Index.  The S&P 500(R)Index is  comprised  of  diverse, widely traded,  large capitalization  companies.  If the Portfolio is successful in meeting its
                    objective,  it should  gain  approximately  one and a half  times as much as the S&P 500(R)Index   ProFund Advisors LLC
                    when the prices of the  securities  in the S&P 500(R)Index rise on a given day and should  lose approximately one and a half times as much when such prices decline on a given day.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

Dow Jones has no  relationship  to the ProFunds VP, other than the  licensing of the Dow Jones sector  indices and its service marks for use in  connection  with the ProFunds VP. The ProFunds VP are not  sponsored,  endorsed,  sold, or promoted by Standard & Poor's or NASDAQ,  and neither  Standard & Poor's nor NASDAQ  makes any  representations  regarding  the  advisability  of investing in the
ProFunds VP.

                                            II. RYDEX VARIABLE TRUST SUB-ACCOUNT CLOSING

Effective  March 16, 2001,  the Nova,  Ursa and OTC  portfolios of Rydex  Variable  Trust will no longer be offered as  Sub-accounts under the  Policy.  Owners of Variable  Life  policies  issued on or after  March 16,  2001 will not be allowed to allocate  Account
Value to the Rydex Nova,  Rydex Ursa or Rydex OTC  Sub-accounts.  Except as noted below,  Owners of Variable  Life  policies  issued before March 16, 2001,  and/or their  authorized  financial  professionals,  will no longer be able to allocate  additional  Account
Value or make  transfers  into the Rydex  Nova,  Rydex Ursa or Rydex OTC  Sub-accounts.  Contract  Owners  and/or  their  authorized financial  professionals  who elect to transfer  Account Value out of the Rydex  Sub-accounts on or after March 16, 2001 will not be allowed to transfer  Account  Value into the Rydex  Sub-accounts  at a later date.  Bank  drafting,  dollar  cost  averaging,  asset allocation  and  rebalancing  programs  that were  effective  on or  before  March 16,  2001 and  included  one or more of the Rydex
Sub-accounts will be allowed to continue.  However, no changes involving the Rydex Sub-accounts may be made to such programs.

American  Skandia  intends to file an application  with the Securities and Exchange  Commission to substitute the Rydex Nova,  Rydex
Ursa and Rydex OTC  Sub-accounts  with  corresponding  portfolios  of ProFunds  VP. The proposed  substitution  will not affect your rights or our  obligations  under the Policy.  Those Policy Owners  effected by the proposed  substitution  will receive  additional information from American Skandia notifying them of their rights under the SEC Exemptive Order once received.

Champion IIB
                                            PART II - OTHER INFORMATION

                                        CONTENTS OF REGISTRATION STATEMENT

         This registration statement comprises the following papers and documents:

         The facing sheet.

         The prospectus consisting of __ pages.

         Representations and Undertakings.

         The signatures.

         Written consents of the following persons:

         Legal Counsel Consent filed via EDGAR to this Registration Statement No. 333-95959, Pre-Effective
         Amendment No. 1, filed April 27, 2000.

         Ernst&Young LLP          FILED HEREWITH

         Corporate Actuary Consent filed via EDGAR to this Registration Statement No. 333-95959 Pre-Effective No.
         1, filed April 27, 2000.

         The following exhibits which correspond to those required by paragraph A of the instructions for exhibits to Form N-8B-2:

         1.       A.       (1)      Resolution of the Board of Directors of the Company are incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October
                                    17, 1997.

                           (2)      Not applicable.

                           (3)      Distributing contracts:
                                    (a)     Principal Underwriting Agreement incorporated by reference to Registration Statement No. 333-38119 filed via EDGAR October 17,
                                            1997.
                                    (b)     Form of Revised Dealer Agreement being filed via EDGAR
                                            with Post-Effective Amendment No. 7 to Registration
                                            Statement No. 33-87010 on April 24, 1998.
                                    (c)     Not applicable.

                           (4)      Not applicable.

                           (5)      Form of Flexible Premium Variable Life Insurance Policy
                                    (a)     Single Life Version filed via EDGAR with Initial Registration Statement No.
                                            333-95959, filed February 2, 2000.
                                    (b)     Last Survivor Version filed via EDGAR with Initial Registration Statement No.
                                            333-95959, filed February 2, 2000.
                                    (c)     Endorsement-Accelerated Death Benefit filed via EDGAR with Initial
                                            Registration Statement No. 333-95959, filed February 2, 2000.
                                    (d)     Endorsement-Guaranteed Continuation Provision filed via EDGAR with Initial
                                            Registration Statement No. 333-95959, filed February 2, 2000.
                                    (e)     Endorsement-Medically-Related Waiver filed via EDGAR with Initial Registration
                                            Statement No. 333-95959, filed February 2, 2000.

                           (6)      Articles of Incorporation and By-laws of American Skandia Life Assurance
                                    Corporation, incorporated by reference to Post-Effective Amendment No. 6 to
                                    Registration Statement No. 33-87010, filed VIA EDGAR on March 2, 1998.

                           (7)      Not applicable.

                           (8)      Not applicable.

                           (9)      Other material contracts.          Not applicable

(10)     Form of Application for Flexible Premium Variable Life Insurance Policy.

                           (11)     Memorandum describing transfer and redemption procedures filed via EDGAR with Initial
                                    Registration Statement No. 333-95959, filed on February 2, 2000.

                           (12)     Hypothetical Illustrations of Death Benefits, Account Values and Cash Values.
                                    Filed via EDGAR to Registration Statement No. 333-95959 filed via EDGAR April
                                    27, 2000.

2.       Opinion and Consent of Counsel filed via EDGAR to this Registration Statement No. 333-95959,
                  Pre-Effective Amendment No. 1, filed April 27, 2000.

         3.       No financial statements are to be omitted from the prospectus pursuant to instruction 1(b) or
                  1(c) of the instructions as to the prospectus.

         4.       Not applicable.

         5.       Financial Data Schedules.

         6.       Not applicable.

         7.       Opinion and Consent of certifying actuary. Filed via EDGAR to this Registration Statement No.
                  333-95959 Pre-Effective No. 1, filed April 27, 2000.

         8.       Opinion and Consent of Ernst&Young LLP             FILED HEREWITH

         9.       a)       Powers of Attorney are incorporated by reference to Registration Statement No.
                           333-38119 filed via EDGAR October 17, 1997.
b)       Directors Kennedy and Winson filed via EDGAR with Post-
                           Effective Amendment No. 4 to Registration Statement No. 333-25733.
                  c)       Powers of attorney for Directors  Abram,  Chan, Ian Kennedy,  Thwaites and Ullman  filed via EDGAR with  Post-Effective  Amendment  No. 11 to
                           Registration Statement No. 33-87010.

                                            UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                                      RULE 484 UNDERTAKING ON INDEMNIFICATION

Article XIII of the By-laws of American Skandia Life Assurance Corporation, a Connecticut corporation, (the
"Corporation") provides for indemnification of its officers, directors, and employees as follows:

SECTION 1.                 Proceedings Other Than by or in the Right of the Corporation.
                           ------------------------------------------------------------

The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigate (other than an action by or in the right of the Corporation) by reason of the fact that he, or the person whose representative he is, is or was a shareholder, director, officer, employee or agent of the
Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgments, fines, penalties, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if the person is successful on the merits in the defense of the proceeding or as provided in Section 3 hereof, if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, the person had no reasonable cause to believe his conduct was unlawful or if upon application to the court as provided in Section 5 hereof, the court shall have determined that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine; except that, in connection with an alleged claim based upon his purchase or sale of securities of the Corporation or of another enterprise, which he serves or served at the request of the
Corporation, the Corporation shall only indemnify such person after the court shall have determined, on application as provided in Section 5 hereof, that in view of all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.  The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the Corporation or of the participants and beneficiaries of such employee benefit plan or trust and consistent with the provisions of such employee benefit plan or trust, or, with respect to any criminal action or proceeding, that he had reasonable cause to believe that his conduct was unlawful.

SECTION 2.                 Proceedings by or in the Right of the Corporation.
                           -------------------------------------------------

The Corporation shall indemnify any person who was or is a party or threatened to be made a party to any threatened, pending or completed action, suit or proceeding, by or in the right of the Corporation, to procure a judgment in its favor by reason of the fact that he, or the person whose legal representative he is, is or was a shareholder, director, officer, employee or agent of the Corporation, or is or was serving solely at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, against expenses (including attorney fees) actually and reasonably incurred by him in connection with such proceeding in relation to matters as to which such person, or the person whose legal representative his is, is finally adjudged not to have breached his duty to the Corporation, or where the court, on application as provided in Section 6 hereof, shall have determined that in view or all the circumstances such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine.  The Corporation shall not so indemnify any such person for amounts paid to the Corporation, to a plaintiff or to counsel for a plaintiff in settling or otherwise disposing of a proceeding, with or without court approval; or for expenses incurred in defending a proceeding which is settled or otherwise disposed of without court approval.

SECTION 3.                 Determination of Right of Indemnification.
                           -----------------------------------------

The conclusion provided for in Section 1 hereof may be reached by any of the following:  (1) The Board of
Directors of the Corporation by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (2) independent legal counsel selected by a consent in writing signed by a majority of those directors who were not parties to such proceeding; (3) in the case of any employee or agent who is not an officer or director of the Corporation, the Corporation's general counsel; or (4) the shareholders of the Corporation by the affirmative vote of at least a majority of the voting power of shares not owned by parties to such proceeding, represented at an annual or special meeting of shareholders, duly called with notice of such purpose stated.  Such person shall also be entitled to apply to a court for such conclusion, upon application as provided in Section 5 hereof, even though the conclusion reached by any of the foregoing shall have been adverse to him or to the person whose legal representative he is.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                          REPRESENTATION AND UNDERTAKING

The Registrant and the Company hereby make the following representations and undertakings:

(a)    This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the
"Act"). The Registrant and the Company elect to be governed by Rule 6e-3(T)(b)(13)(i)(A) under the Act with respect to the Policies described in the prospectus.  The Policies are designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T).

(b)    The Company is relying on Paragraph (b)(13)(iii)(F) of Rule 6e-3(T) for the deduction of the mortality and expense risk charges ("risk charges")assumed by the Company under the Policies.  The Company represents that the risk charges are reasonable in relation to all of the risks assumed by the issuer under the Policies. (Paragraph
(b)(13)(iii)(F)(2)(ii)). Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request.
(Paragraph (b)(13)(iii)(F)(3).

(c)    The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation.
(Paragraph (b)(13)(iii)(F)(4)(ii)(A).

(d)    The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses. (Paragraph
(b)(13)(iii)(F)(4)(ii)(B)(2).

(e)    Pursuant to Rule 26(e) under the Act, the Company hereby represents that the fees and charges deducted under the Policy described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                                             SIGNATURES

Pursuant to the  requirements  of the  Securities Act of 1933,  the  registrant  has duly caused this  registration  statement to be signed on its behalf by the  undersigned,  thereunto duly authorized,  and its seal to be hereunto affixed and attested,  all in the
City of Shelton, State of Connecticut, on 18th day of January, 2001.

                                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     SEPARATE ACCOUNT F
                                                     (Registrant)

                                                     AMERICAN SKANDIA LIFE ASSURANCE CORPORATION
                                                     (Depositor)

By: /s/Lincoln R. Collins                                     Attest: /s/Kathleen A. Chapman
     Lincoln R. Collins, Senior Vice President                         Kathleen A. Chapman, Assistant Corporate Secretary

Pursuant to the  requirements  of the Securities  Act of 1933,  this  Registration  Statement has been signed below by the following persons in the capacities and on the date indicated.

              Signature                                     Title                              Date
              ---------                                     -----                              ----
                                                (Principal Executive Officer)

           Wade A. Dokken*        President and Chief Executive Officer,                   1/18/01
           ---------------
           Wade A. Dokken           Chairman of the Board and Director

                                   (Principal Financial Officer and Principal Accounting Officer)

      /s/Thomas M. Mazzaferro          Executive Vice President and                        1/18/01
        Thomas M. Mazzaferro              Chief Financial Officer

      /s/David R. Monroe             Senior Vice President, Treasurer                      1/18/01
           David R. Monroe               and Corporate Controller

                                                        (Board of Directors)

      Patricia Abram***                              Gordon C. Boronow*                Malcolm M. Campbell*
      -----------------                              ------------------                --------------------
      Patricia Abram                                  Gordon C. Boronow                 Malcolm M. Campbell

      Wade A. Dokken*                                   Y.K. Chan***                    Lincoln R. Collins*
      ---------------                                   ------------                    -------------------
      Wade A. Dokken                                      Y.K. Chan                     Lincoln R. Collins

      Ian Kennedy***                                Thomas M. Mazzaferro*                 Gunnar Moberg*
      --------------                                ---------------------                 --------------
      Ian Kennedy                                   Thomas M. Mazzaferro                   Gunnar Moberg

      Christian Thwaites***                           Bayard F. Tracy*                 Deborah G. Ullman***
      ---------------------                           ----------------                 --------------------
      Christian Thwaites                              Bayard F. Tracy                    Deborah G. Ullman

                                                            Brett M. Winson**
                                                            -----------------
                                                             Brett M. Winson

                                */**/***By:  /s/Kathleen A. Chapman
                                            Kathleen A. Chapman

                 *Pursuant to Powers of Attorney previously filed with Initial Registration Statement No. 333-25733
         **Pursuant to Power of Attorney filed with Post-Effective Amendment No. 4 to Registration Statement No. 333-25733
        ***Pursuant to Powers of Attorney filed with Post-Effective Amendment No. 11 to Registration Statement No. 33-87010